INVESTMENT IN VARIABLE INTEREST ENTITY (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					13 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010 Transaction Systems Limited (TranSys)	Sep. 30, 2012 Transaction Systems Limited (TranSys)	Sep. 30, 2011 Transaction Systems Limited (TranSys)	Sep. 30, 2010 Transaction Systems Limited (TranSys)	Nov. 30, 2010 Transaction Systems Limited (TranSys)	Mar. 05, 2010 Transaction Systems Limited (TranSys)	Jun. 30, 2010 TranSys prior to consolidation
Summarized financial information
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000		$ 4,500,000	$ 4,400,000	$ 29,900,000
Operating income (loss)	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000		600,000	900,000
Net income (loss)	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Cash used in operating activities	(29,855,000)			(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(55,971,000)	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000			18,400,000	19,900,000
Fair value of assets and liabilities acquired
Cash and cash equivalents																												38,300,000
Other current assets																												16,900,000
Purchased intangibles																												200,000
Income taxes payable																												(20,700,000)
Other current liabilities																												(35,800,000)
Fair value of net assets acquired																												(1,100,000)
Assets and liabilities included in the entity's consolidated balance sheets
Total assets																								700,000	400,000	18,800,000
Total liabilities																								800,000	900,000	19,900,000
Percentage of common stock owned by the entity (as a percent)																							37.50%						37.50%
Number of shareholders to whom all revenues were virtually passed through prior to a new contract																											$ 2